                                                                                                            October 31, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS BOND FUNDS, INC.

            File No.: 811-2653; 2-56878

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

                                                                                                Very truly yours,

                                                                                                /s/Jordan Hodge

                                                                                                Jordan Hodge